Cable and Satellite Television Distribution Rights, Net (Future Amortization Expense) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2014	$ 261	$ 260
2015	237	230
2016	185	181
2017	120	119
Cable and satellite television distribution rights
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Remainder of 2013	130
2014	168	162
2015	162	159
2016	161	158
2017	$ 111	$ 107